Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 152	£ 176
Pension contributions	5	5
Employee benefits expense	157	181
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	311	276
Pension contributions	13	10
Employee benefits expense	£ 324	£ 286